Capital lease obligation (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Lease Obligation Details
Capital lease obligation, Gross	$ 85,118	$ 124,697
Less current portion	(42,603)	(39,579)
Capital lease obligation, Net	$ 42,515	$ 85,118